Financial assets - current (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Total Current Financial Assets
Financial assets	$ 1,131,000	€ 200.0	$ 1,391,808	$ 1,002,052
EUR
Total Current Financial Assets
Financial assets	$ 221,000
Minimum
Total Current Financial Assets
Maturity Term of Financial Assets	3 months
Maximum
Total Current Financial Assets
Maturity Term of Financial Assets	12 months
Money market funds
Total Current Financial Assets
Financial assets			46,162	73,052
Term accounts
Total Current Financial Assets
Financial assets	$ 1,131,000		$ 1,345,646	$ 929,000